GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Roll Forward]
Balance at the beginning of the period	$ 73,849
Write-off
Balance at the end of the period	55,960
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Owners.com
Goodwill [Roll Forward]
Write-off	$ 17,889